Consolidated Statements of Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues, net	$ 38,994		$ 51,542		$ 45,468
Voyage related costs and commissions	(2,699)		(9,527)		(6,352)
Vessel operating expenses	(14,243)		(13,367)		(11,623)
General and administrative expenses	(6,096)		(2,996)		(3,448)
Allowance reduction for credit losses	22		38		78
Gain from the sale of vessels, net					25,125
Interest and finance costs	(5,775)		(6,529)		(5,835)
Loss from debt extinguishment					(379)
Loss from financial derivative instrument					(59)
Net income attributable to Pyxis Tankers Inc.	1,994		12,868		37,037
Net income	1,935		12,507		36,836
Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Revenues, net	38,994		51,542		45,468
Voyage related costs and commissions	(2,699)	[1]	(9,527)	[2]	(6,352)	[3]
Vessel operating expenses	(14,243)	[1]	(13,367)	[2]	(11,623)	[3]
General and administrative expenses	(163)		(279)		(148)
Management fees	(1,887)	[1]	(1,680)	[2]	(1,488)	[3]
Depreciation and amortization of special survey costs	(8,173)		(7,286)		(5,891)
Allowance reduction for credit losses	22		38		78
Gain from the sale of vessels, net					25,125
Interest and finance costs	(5,709)	[1]	(6,518)	[2]	(5,753)	[3]
Loss from debt extinguishment					(379)
Loss from financial derivative instrument					(59)
Interest income	189		54
Net income attributable to Pyxis Tankers Inc.	6,331		12,977		38,978
General and administrative expenses	(5,933)		(2,717)		(3,300)
Interest and finance costs	(66)		(11)		(82)
Interest income	1,603		2,258		1,240
Net income	1,935		12,507		36,836
Tanker Vessels [Member] | Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Revenues, net	24,123		38,400		43,889
Voyage related costs and commissions	(1,298)	[1]	(7,500)	[2]	(6,121)	[3]
Vessel operating expenses	(8,235)	[1]	(7,920)	[2]	(10,772)	[3]
General and administrative expenses	32		(98)		(120)
Management fees	(931)	[1]	(921)	[2]	(1,388)	[3]
Depreciation and amortization of special survey costs	(4,206)		(4,212)		(5,485)
Allowance reduction for credit losses	22		38		78
Gain from the sale of vessels, net					25,125
Interest and finance costs	(2,652)	[1]	(3,491)	[2]	(5,275)	[3]
Loss from debt extinguishment					(379)
Loss from financial derivative instrument					(59)
Interest income	140		32
Net income attributable to Pyxis Tankers Inc.	6,995		14,328		39,493
Dry Bulk Vessels [Member] | Reportable Subsegments [Member]
Segment Reporting Information [Line Items]
Revenues, net	14,871		13,142		1,579
Voyage related costs and commissions	(1,401)	[1]	(2,027)	[2]	(231)	[3]
Vessel operating expenses	(6,008)	[1]	(5,447)	[2]	(851)	[3]
General and administrative expenses	(195)		(181)		(28)
Management fees	(956)	[1]	(759)	[2]	(100)	[3]
Depreciation and amortization of special survey costs	(3,967)		(3,074)		(406)
Allowance reduction for credit losses
Gain from the sale of vessels, net
Interest and finance costs	(3,057)	[1]	(3,027)	[2]	(478)	[3]
Loss from debt extinguishment
Loss from financial derivative instrument
Interest income	49		22
Net income attributable to Pyxis Tankers Inc.	$ (664)		$ (1,351)		$ (515)

[1]	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
[2]	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.
[3]	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.